Shareholders’ Equity (Details) - Schedule of restricted stock grants - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Shareholders’ Equity (Details) - Schedule of restricted stock grants [Line Items]
Shares, Unvested Beginning	4,646	12,146
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 7.2	$ 56
Aggregate Intrinsic Value, Unvested Beginning
Shares, Forfeited	(2,396)	(3,750)
Weighted Average Grant Date Fair Value Per Share, Forfeited	$ 5.2	$ 44.8
Aggregate Intrinsic Value, Forfeited
Shares, Granted	7,500	8,000
Weighted Average Grant Date Fair Value Per Share, Granted	$ 4.8	$ 10.8
Aggregate Intrinsic Value, Granted
Shares, Vested	(4,625)	(11,750)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 6.2	$ 48.4
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	5,125	4,646
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 5.43	$ 7.2
Aggregate Intrinsic Value, Unvested Ending